Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2014
Transactions with Related Parties
Schedule of Related Party Transactions
	December 31,
	2013	2014
Balance Sheet
Due to related party - Cardiff Marine Inc.	$(3)	$-
Due to related party - Tri-Ocean Heidmar	(43)	-
Due to related party - Cardiff Tankers	(181)	(266)
Due to related party - Sigma and Blue Fin pool	(336)	-
Due to related party - Fabiana Services S.A.	-	(1,000)
Due to related party - Vivid Finance Limited	(48)	(164)
Due to related party - Cardiff Drilling	-	(4,287)
Due to related party - Azara Services S.A.	-	(4,000)
Due to related party - Basset Holding Inc.	-	(3,000)
Due to related party - Total	(611)	(12,717)

Due from related party - TMS Bulkers	29,059	28,318
Due from related party - TMS Tankers	9,964	9,903
Due from related party - Total	$39,023	$38,221

Advances for vessels and drillships under construction - Cardiff Drilling/TMS Bulkers/ TMS Tankers, for the year	$4,778	$1,546
Vessels, net - TMS Bulkers/ TMS Tankers, for the year	6,815	530
Drilling rigs, drillships, machinery and equipment, net - Cardiff/Cardiff Drilling, for the year	5,692	2,885
Trade Accounts Receivable- Accrued Receivables- Sigma and Blue Fin pools	386	-

	Year ended December 31,
Statement of Operations	2012	2013	2014
Voyage Revenues - Sigma and Blue Fin pool	$27,306	$5,306	$44
Service Revenues, net - Cardiff/Cardiff Drilling	6,193	10,786	16,826
Voyage expenses - TMS Tankers	(507)	(1,483)	(2,002)
Voyage expenses - TMS Bulkers	(3,166)	(2,619)	(2,754)
Voyage expenses – Cardiff Tankers	(166)	(1,423)	(2,002)
Gain on sale of assets – commissions - TMS Bulkers	(1,180)	(710)	-
Contract termination fees and other	(300)	(23,048)	-
General and administrative expenses:
Consultancy fees – Fabiana Services S.A.	(4,397)	(3,593)	(4,595)
Management fees - TMS Tankers	(5,151)	(8,362)	(8,548)
Management fees - TMS Bulkers	(26,518)	(27,803)	(29,176)
Consultancy fees – Vivid Finance Limited	(14,201)	(18,056)	(16,242)
Consultancy fees - Azara Services S.A.	-	(5,000)	(9,000)
Consultancy fees - Basset Holding Inc.	(2,676)	(4,200)	(8,191)
Rent	(41)	-	-
Amortization of DryShips CEO stock based compensation	$(12,663)	$(7,780)	$(7,516)
Amortization of Ocean Rig's CEO stock based compensation	-	(1,358)	(2,316)

(Per day and per quarter information in the note below is expressed in United States Dollars/Euros)